Investments	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Investments
INVESTMENTS
Fixed Maturity and Equity Securities Available-for-Sale
The following tables provide information relating to investments in fixed maturity and equity securities by sector as of December 31, 2013 and 2012 (dollars in thousands):

December 31, 2013:	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value	% of Total	Other-than- temporary impairments in AOCI
Available-for-sale:
Corporate securities	$11,697,394	$616,147	$202,786	$12,110,755	56.4%	$—
Canadian and Canadian provincial governments	2,728,111	669,762	16,848	3,381,025	15.7	—
Residential mortgage-backed securities	970,434	38,126	18,917	989,643	4.6	(300)
Asset-backed securities	891,751	18,893	15,812	894,832	4.2	(2,259)
Commercial mortgage-backed securities	1,314,782	91,651	17,487	1,388,946	6.5	(1,609)
U.S. government and agencies	489,631	16,468	4,748	501,351	2.3	—
State and political subdivisions	313,252	21,907	14,339	320,820	1.5	—
Other foreign government, supranational and foreign government-sponsored enterprises	1,865,379	45,347	23,962	1,886,764	8.8	—
Total fixed maturity securities	$20,270,734	$1,518,301	$314,899	$21,474,136	100.0%	$(4,168)
Non-redeemable preferred stock	$81,993	$5,342	$5,481	$81,854	20.2%
Other equity securities	327,479	618	4,220	323,877	79.8
Total equity securities	$409,472	$5,960	$9,701	$405,731	100.0%

December 31, 2012:	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value	% of Total	Other-than- temporary impairments in AOCI
Available-for-sale:
Corporate securities	$11,333,431	$1,085,973	$39,333	$12,380,071	55.5%	$—
Canadian and Canadian provincial governments	2,676,777	1,372,731	174	4,049,334	18.2	—
Residential mortgage-backed securities	969,267	76,520	3,723	1,042,064	4.7	(241)
Asset-backed securities	700,455	19,898	28,798	691,555	3.1	(2,259)
Commercial mortgage-backed securities	1,608,376	142,369	51,842	1,698,903	7.6	(6,125)
U.S. government and agencies	231,256	33,958	24	265,190	1.2	—
State and political subdivisions	270,086	38,058	5,646	302,498	1.4	—
Other foreign government, supranational and foreign government-sponsored enterprises	1,769,784	94,929	2,714	1,861,999	8.3	—
Total fixed maturity securities	$19,559,432	$2,864,436	$132,254	$22,291,614	100.0%	$(8,625)
Non-redeemable preferred stock	$68,469	$6,542	$170	$74,841	33.6%
Other equity securities	148,577	416	1,134	147,859	66.4
Total equity securities	$217,046	$6,958	$1,304	$222,700	100.0%

The Company enters into various collateral arrangements that require both the pledging and acceptance of fixed maturity securities as collateral, which are excluded from the tables above. The Company pledged fixed maturity securities as collateral to derivative and reinsurance counterparties with an amortized cost of $57.2 million and $16.9 million, and an estimated fair value of $58.0 million and $17.0 million, as of December 31, 2013 and 2012 respectively. The pledged fixed maturity securities are included in fixed maturity securities, available-for-sale in the consolidated balance sheet as of December 31, 2013, and are included in other invested assets in the consolidated balance sheet as of December 31, 2012.
The Company received fixed maturity securities as collateral from derivative and reinsurance counterparties with an estimated fair value of $94.1 million and $95.6 million, as of December 31, 2013 and 2012, respectively. The collateral is held in separate custodial accounts and is not recorded on the Company’s consolidated balance sheets. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral; however, as of December 31, 2013 and 2012, none of the collateral had been sold or re-pledged.
As of December 31, 2013, the Company held securities with a fair value of $1,222.3 million that were guaranteed or issued by the Canadian province of Ontario and $1,389.1 million that were guaranteed or issued by the Canadian province of Quebec, both of which exceeded 10% of consolidated stockholders’ equity. As of December 31, 2012, the Company held securities with a fair value of $1,400.0 million that were guaranteed or issued by the Canadian province of Ontario and $1,785.0 million that were guaranteed or issued by the Canadian province of Quebec, both of which exceeded 10% of consolidated stockholders’ equity.
The amortized cost and estimated fair value of fixed maturity securities available-for-sale at December 31, 2013 are shown by contractual maturity in the table below (dollars in thousands). Actual maturities can differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Asset and mortgage-backed securities are shown separately in the table below, as they are not due at a single maturity date.

	Amortized Cost	Fair Value
Available-for-sale:
Due in one year or less	$551,195	$557,981
Due after one year through five years	3,570,831	3,743,631
Due after five years through ten years	7,090,140	7,295,566
Due after ten years	5,881,601	6,603,537
Asset and mortgage-backed securities	3,176,967	3,273,421
Total	$20,270,734	$21,474,136

Corporate Fixed Maturity Securities
The tables below show the major industry types of the Company’s corporate fixed maturity holdings as of December 31, 2013 and 2012 (dollars in thousands):

December 31, 2013:	Amortized Cost	Estimated Fair Value	% of Total
Finance	$3,838,716	$3,983,623	32.9%
Industrial	5,943,353	6,138,150	50.7
Utility	1,904,100	1,978,218	16.3
Other	11,225	10,764	0.1
Total	$11,697,394	$12,110,755	100.0%
December 31, 2012:	Amortized Cost	Estimated Fair Value	% of Total
Finance	$3,619,455	$3,900,152	31.5%
Industrial	5,881,967	6,443,846	52.0
Utility	1,799,658	2,002,611	16.2
Other	32,351	33,462	0.3
Total	$11,333,431	$12,380,071	100.0%

Other-Than-Temporary Impairments—Fixed Maturity and Equity Securities
As discussed in Note 2 – “Summary of Significant Accounting Policies,” a portion of certain other-than-temporary impairment (“OTTI”) losses on fixed maturity securities is recognized in AOCI. For these securities the net amount recognized in earnings (“credit loss impairments”) represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in AOCI. The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts (dollars in thousands):

	2013	2012	2011
Balance, beginning of period	$16,675	$63,947	$47,291
Initial impairments - credit loss OTTI recognized on securities not previously impaired	—	1,962	8,349
Additional impairments - credit loss OTTI recognized on securities previously impaired	134	10,186	9,059
Credit loss OTTI previously recognized on securities impaired to fair value during the period	(1,449)	(22,290)	—
Credit loss previously recognized on securities which matured, paid down, prepaid or were sold during the period	(3,664)	(37,130)	(752)
Balance, end of period	$11,696	$16,675	$63,947

Purchased Credit Impaired Fixed Maturity Securities Available-for-Sale
Securities acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired securities. For each security, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. At the date of acquisition, the timing and amount of the cash flows expected to be collected was determined based on a best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

The following tables present information on the Company’s purchased credit impaired securities, which are included in fixed maturity securities available-for-sale (dollars in thousands):

	December 31, 2013	December 31, 2012
Outstanding principal and interest balance(1)	$192,644	$108,831
Carrying value, including accrued interest(2)	$148,822	$84,765

(1)	Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest.
The following table presents information about purchased credit impaired investments acquired during the periods, as of the acquisition dates (dollars in thousands).

	December 31, 2013	December 31, 2012
Contractually required payments (including interest)	$161,975	$152,988
Cash flows expected to be collected(1)	$130,578	$125,449
Fair value of investments acquired	$87,643	$85,298

(1)	Represents undiscounted principal and interest cash flow expectations at the date of acquisition.
The following table presents activity for the accretable yield on purchased credit impaired securities for the years ended December 31, 2013 and 2012 (dollars in thousands):

	2013	2012
Balance, beginning of period	$39,239	$—
Investments purchased	42,935	40,151
Accretion	(7,755)	(1,388)
Disposals	(3,564)	—
Reclassification from nonaccretable difference	(1,386)	476
Balance, end of period	$69,469	$39,239

Unrealized Losses for Fixed Maturity and Equity Securities Available-for-Sale
The following table presents the total gross unrealized losses for the 1,396 and 567 fixed maturity and equity securities at December 31, 2013 and 2012, respectively, where the estimated fair value had declined and remained below amortized cost by the indicated amount (dollars in thousands):

	December 31, 2013		December 31, 2012
	Gross Unrealized Losses	% of Total	Gross Unrealized Losses	% of Total
Less than 20%	$296,731	91.4%	$54,951	41.2%
20% or more for less than six months	6,444	2.0	734	0.5
20% or more for six months or greater	21,425	6.6	77,873	58.3
Total	$324,600	100.0%	$133,558	100.0%

The Company’s determination of whether a decline in value is other-than-temporary includes analysis of the underlying credit and the extent and duration of a decline in value. The Company’s credit analysis of an investment includes determining whether the issuer is current on its contractual payments, evaluating whether it is probable that the Company will be able to collect all amounts due according to the contractual terms of the security and analyzing the overall ability of the Company to recover the amortized cost of the investment. In the Company’s impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration given the lack of contractual cash flows or deferability features.

The following tables present the estimated fair values and gross unrealized losses, including other-than-temporary impairment losses reported in AOCI, for 1,396 and 567 fixed maturity and equity securities that have estimated fair values below amortized cost as of December 31, 2013 and 2012, respectively (dollars in thousands). These investments are presented by class and grade of security, as well as the length of time the related fair value has remained below amortized cost.

	Less than 12 months		12 months or greater		Total
December 31, 2013:	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
Investment grade securities:
Corporate securities	$3,141,179	$148,895	$301,303	$40,548	$3,442,482	$189,443
Canadian and Canadian provincial governments	188,491	14,419	12,029	2,429	200,520	16,848
Residential mortgage-backed securities	283,967	15,900	23,068	1,688	307,035	17,588
Asset-backed securities	255,656	4,916	56,668	4,983	312,324	9,899
Commercial mortgage-backed securities	219,110	3,725	20,068	5,745	239,178	9,470
U.S. government and agencies	133,697	4,469	4,406	279	138,103	4,748
State and political subdivisions	120,193	9,723	15,202	4,616	135,395	14,339
Other foreign government, supranational and foreign government-sponsored enterprises	665,313	21,075	36,212	2,847	701,525	23,922
Total investment grade securities	5,007,606	223,122	468,956	63,135	5,476,562	286,257
Non-investment grade securities:
Corporate securities	283,603	9,451	38,256	3,892	321,859	13,343
Residential mortgage-backed securities	62,146	1,075	3,945	254	66,091	1,329
Asset-backed securities	28,670	415	32,392	5,498	61,062	5,913
Commercial mortgage-backed securities	15,762	81	10,980	7,936	26,742	8,017
Other foreign government, supranational and foreign government-sponsored enterprises	9,403	40	—	—	9,403	40
Total non-investment grade securities	399,584	11,062	85,573	17,580	485,157	28,642
Total fixed maturity securities	$5,407,190	$234,184	$554,529	$80,715	$5,961,719	$314,899
Non-redeemable preferred stock	$51,386	$5,479	$1	$2	$51,387	$5,481
Other equity securities	218,834	1,748	32,550	2,472	251,384	4,220
Total equity securities	$270,220	$7,227	$32,551	$2,474	$302,771	$9,701

	Less than 12 months		12 months or greater		Total
December 31, 2012:	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
Investment grade securities:
Corporate securities	$786,203	$13,276	$108,187	$17,386	$894,390	$30,662
Canadian and Canadian provincial governments	12,349	174	—	—	12,349	174
Residential mortgage-backed securities	22,288	97	19,394	3,199	41,682	3,296
Asset-backed securities	59,119	449	96,179	9,508	155,298	9,957
Commercial mortgage-backed securities	89,507	797	29,181	7,974	118,688	8,771
U.S. government and agencies	7,272	24	—	—	7,272	24
State and political subdivisions	20,602	1,514	11,736	4,132	32,338	5,646
Other foreign government, supranational and foreign government-sponsored enterprises	244,817	1,953	7,435	761	252,252	2,714
Total investment grade securities	1,242,157	18,284	272,112	42,960	1,514,269	61,244
Non-investment grade securities:
Corporate securities	181,168	3,170	39,123	5,501	220,291	8,671
Residential mortgage-backed securities	15,199	80	2,633	347	17,832	427
Asset-backed securities	3,421	26	31,938	18,815	35,359	18,841
Commercial mortgage-backed securities	3,317	764	68,405	42,307	71,722	43,071
Total non-investment grade securities	203,105	4,040	142,099	66,970	345,204	71,010
Total fixed maturity securities	$1,445,262	$22,324	$414,211	$109,930	$1,859,473	$132,254
Non-redeemable preferred stock	$5,577	$52	$5,679	$118	$11,256	$170
Other equity securities	85,374	1,134	—	—	85,374	1,134
Total equity securities	$90,951	$1,186	$5,679	$118	$96,630	$1,304

As of December 31, 2013, the Company does not intend to sell these fixed maturity securities and does not believe it is more likely than not that it will be required to sell these fixed maturity securities before the recovery of the fair value up to the current amortized cost of the investment, which may be maturity. However, unforeseen facts and circumstances may cause the Company to sell fixed maturity securities in the ordinary course of managing its portfolio to meet certain diversification, credit quality, asset-liability management and liquidity guidelines.
As of December 31, 2013, the Company has the ability and intent to hold the equity securities until the recovery of the fair value up to the current cost of the investment. However, unforeseen facts and circumstances may cause the Company to sell equity securities in the ordinary course of managing its portfolio to meet certain diversification, credit quality and liquidity guidelines.
Unrealized losses on non-investment grade securities are principally related to high-yield corporate securities due to interest rate movements during 2013. Unrealized losses on non-investment grade securities related to asset and mortgage-backed securities decreased significantly during 2013 driven principally by commercial mortgage-backed securities. During the year ended 2013, commercial mortgage-backed securities benefited from improvement in delinquency rates and the Company sold several non-investment grade commercial mortgage-backed securities.
Investment Income, Net of Related Expenses
Major categories of investment income, net of related expenses consist of the following (dollars in thousands):

	2013	2012	2011
Fixed maturity securities available-for-sale	$966,759	$868,682	$757,726
Mortgage loans on real estate	121,476	96,901	55,931
Policy loans	57,099	62,855	66,621
Funds withheld at interest	545,550	393,586	388,694
Short-term investments	2,236	4,173	2,378
Other invested assets	58,771	49,199	39,939
Investment income	1,751,891	1,475,396	1,311,289
Investment expense	(52,026)	(39,190)	(30,092)
Investment income, net of related expenses	$1,699,865	$1,436,206	$1,281,197

Investment Related Gains (Losses), Net
Investment related gains (losses), net, consist of the following (dollars in thousands):

	2013	2012	2011
Fixed maturity and equity securities available for sale:
Other-than-temporary impairment losses on fixed maturities	$(12,654)	$(15,908)	$(30,873)
Portion of loss recognized in accumulated other comprehensive income (before taxes)	(247)	(7,618)	3,924
Net other-than-temporary impairment losses on fixed maturity securities recognized in earnings	(12,901)	(23,526)	(26,949)
Impairment losses on equity securities	—	(3,025)	(4,116)
Gain on investment activity	82,744	145,268	132,045
Loss on investment activity	(60,575)	(27,474)	(26,996)
Other impairment losses and change in mortgage loan provision	(6,933)	(16,602)	(10,238)
Derivatives and other, net	61,655	179,495	(99,802)
Total investment related gains (losses), net	$63,990	$254,136	$(36,056)

The other-than-temporary impairment losses on fixed maturity securities and the increase on the losses on investment activity during 2013 were primarily due to the decision to sell certain subordinated commercial mortgage-backed securities. The other-than-temporary impairments in 2012 and 2011 were primarily due to a decline in value of structured securities with exposure to commercial mortgages and general credit deterioration in select corporate and foreign securities. Investment gains decreased during 2013 as the Company repositioned certain assets received from a large fixed annuity reinsurance transaction during 2012 while interest rates were at historic lows causing for elevated realized gains during 2012. The volatility in derivatives and other is primarily due to changes in the fair value of embedded derivative liabilities associated with modified coinsurance and funds withheld treaties and guaranteed minimum benefit riders.
At December 31, 2013 and 2012 the Company held non-income producing securities with amortized costs of $38.5 million and $54.2 million, and estimated fair values of $47.6 million and $58.5 million, respectively. Generally, securities are non-income producing when principal or interest is not paid primarily as a result of bankruptcies or credit defaults, but also include securities where amortization has been discontinued. During 2013, 2012 and 2011 the Company sold fixed maturity and equity securities with fair values of $1,104.0 million, $828.0 million, and $476.6 million, which were below amortized cost, at gross realized losses of $60.6 million, $27.5 million and $27.0 million, respectively. The Company generally does not engage in short-term buying and selling of securities.
Securities Borrowing and Other
The Company participates in a securities borrowing program whereby securities, which are not reflected on the Company’s consolidated balance sheets, are borrowed from a third party. The Company is required to maintain a minimum of 100% of the fair value of the borrowed securities as collateral. The Company had borrowed securities with an amortized cost of $93.0 million and $87.5 million as of December 31, 2013 and 2012, respectively, which was equal to the fair value in both periods. The borrowed securities are used to provide collateral under an affiliated reinsurance transaction.
The Company also participates in a repurchase/reverse repurchase program in which securities, reflected as investments on the Company’s consolidated balance sheets, are pledged to a third party. In return, the Company receives securities from the third party with an estimated fair value equal to a minimum of 100% of the securities pledged. The securities received are not reflected on the Company’s consolidated balance sheets. As of December 31, 2013 the Company had pledged securities with an amortized cost of $300.3 million and an estimated fair value of $310.8 million, in return the Company received securities with an estimated fair value of $344.2 million. As of December 31, 2012 the Company had pledged securities with an amortized cost of $290.2 million and an estimated fair value of $305.9 million, in return the Company received securities with an estimated fair value of $342.0 million.
Mortgage Loans on Real Estate
Mortgage loans represented approximately 7.7% and 7.0% of the Company’s invested assets as of December 31, 2013 and 2012, respectively. The Company makes mortgage loans on income producing properties, such as apartments, retail and office buildings, light warehouses and light industrial facilities. Loan-to-value ratios at the time of loan approval are 75% or less. The distribution of mortgage loans, gross of valuation allowances, by property type is as follows as of December 31, 2013 and 2012 (dollars in thousands):

	2013		2012
	Recorded Investment	Percentage of Total	Recorded Investment	Percentage of Total
Property type:
Apartment	$289,394	11.6%	$229,266	9.9%
Retail	748,731	30.0	669,958	29.0
Office building	917,284	36.7	825,406	35.7
Industrial	439,890	17.6	455,682	19.7
Other commercial	101,487	4.1	131,855	5.7
Total	$2,496,786	100.0%	$2,312,167	100.0%

As of December 31, 2013 and 2012, the Company’s mortgage loans, gross of valuation allowances, were distributed throughout the United States as follows (dollars in thousands):

	2013		2012
	Recorded Investment	Percentage of Total	Recorded Investment	Percentage of Total
Pacific	$671,822	26.9%	$593,589	25.7%
South Atlantic	543,658	21.8	477,068	20.5
Mountain	334,446	13.4	233,174	10.1
Middle Atlantic	266,802	10.7	300,475	13.0
West North Central	138,442	5.5	168,063	7.3
East North Central	236,766	9.5	224,122	9.7
West South Central	168,246	6.7	161,451	7.0
East South Central	59,625	2.4	62,789	2.7
New England	76,979	3.1	91,436	4.0
Total	$2,496,786	100.0%	$2,312,167	100.0%

The maturities of the mortgage loans, gross of valuation allowances, as of December 31, 2013 and 2012 are as follows (dollars in thousands):

	2013	2012
Due within five years	$987,109	$1,187,387
Due after five years through ten years	984,289	776,655
Due after ten years	525,388	348,125
Total	$2,496,786	$2,312,167

Information regarding the Company’s credit quality indicators, as determined by the Company's internal evaluation methodology for its recorded investment in mortgage loans, gross of valuation allowances, as of December 31, 2013 and 2012 are as follows (dollars in thousands):

Internal credit quality grade:	2013	2012
High investment grade	$1,437,244	$1,235,605
Investment grade	827,993	834,494
Average	155,914	132,607
Watch list	49,404	76,463
In or near default	26,231	32,998
Total	$2,496,786	$2,312,167

The age analysis of the Company’s past due recorded investment in mortgage loans, gross of valuation allowances, as of December 31, 2013 and 2012 are as follows (dollars in thousands):

	2013	2012
31-60 days past due	$—	$7,504
61-90 days past due	—	—
Greater than 90 days	—	16,886
Total past due	—	24,390
Current	2,496,786	2,287,777
Total	$2,496,786	$2,312,167

The following table presents the recorded investment in mortgage loans, by method of measuring impairment, and the related valuation allowances, at (dollars in thousands):

	December 31,
	2013	2012
Mortgage loans:
Individually measured for impairment	$37,841	$39,956
Collectively measured for impairment	2,458,945	2,272,211
Mortgage loans, gross of valuation allowances	2,496,786	2,312,167
Valuation allowances:
Individually measured for impairment	3,211	6,980
Collectively measured for impairment	6,895	4,600
Total valuation allowances	10,106	11,580
Mortgage loans, net of valuation allowances	$2,486,680	$2,300,587

Information regarding the Company’s loan valuation allowances for mortgage loans as of December 31, 2013, 2012 and 2011 are as follows (dollars in thousands):

	2013	2012	2011
Balance, beginning of period	$11,580	$11,793	$6,239
Charge-offs	(3,431)	(6,474)	(3,947)
Provision	1,957	6,261	9,501
Balance, end of period	$10,106	$11,580	$11,793

Information regarding the portion of the Company’s mortgage loans that were impaired as of December 31, 2013 and 2012 is as follows (dollars in thousands):

	Unpaid Principal Balance	Recorded Investment	Related Allowance	Carrying Value
December 31, 2013:
Impaired mortgage loans with no valuation allowance recorded	$21,698	$21,100	$—	$21,100
Impaired mortgage loans with valuation allowance recorded	16,772	16,741	3,211	13,530
Total impaired mortgage loans	$38,470	$37,841	$3,211	$34,630
December 31, 2012:
Impaired mortgage loans with no valuation allowance recorded	$13,039	$12,496	$—	$12,496
Impaired mortgage loans with valuation allowance recorded	27,527	27,460	6,980	20,480
Total impaired mortgage loans	$40,566	$39,956	$6,980	$32,976
The Company’s average investment balance of impaired mortgage loans and the related interest income are reflected in the table below for the years ended December 31, 2013, 2012 and 2011 (dollars in thousands):

	2013		2012		2011
	Average Investment(1)	Interest Income	Average Investment(1)	Interest Income	Average Investment(1)	Interest Income
Impaired mortgage loans with no valuation allowance recorded	$15,023	$852	$15,549	$1,244	$14,877	$630
Impaired mortgage loans with valuation allowance recorded	22,818	951	34,434	425	27,712	418
Total	$37,841	$1,803	$49,983	$1,669	$42,589	$1,048

(1)	Average recorded investment represents the average loan balances as of the beginning of period and all subsequent quarterly end of period balances.
The Company did not acquire any impaired mortgage loans during the years ended December 31, 2013 and 2012. The Company had no mortgage loans that were on a nonaccrual status at December 31, 2013, and $16.9 million of mortgage loans, gross of valuation allowances, that were on a nonaccrual status at December 31, 2012.
Policy Loans
Policy loans comprised approximately 3.8% and 3.9% of the Company’s invested assets as of December 31, 2013 and 2012, respectively, substantially all of which are associated with one client. These policy loans present no credit risk because the amount of the loan cannot exceed the obligation due to the ceding company upon the death of the insured or surrender of the underlying policy. The provisions of the treaties in force and the underlying policies determine the policy loan interest rates. As policy loans represent premature distributions of policy liabilities, they have the effect of reducing future disintermediation risk. In addition, the Company earns a spread between the interest rate earned on policy loans and the interest rate credited to corresponding liabilities.
Funds Withheld at Interest
Funds withheld at interest comprised approximately 17.8% and 17.0% of the Company’s invested assets as of December 31, 2013 and 2012, respectively. Of the $5.8 billion funds withheld at interest balance, net of embedded derivatives, as of December 31, 2013, $4.1 billion of the balance is associated with one client. For reinsurance agreements written on a modified coinsurance basis and certain agreements written on a coinsurance funds withheld basis, assets equal to the net statutory reserves are withheld and legally owned and managed by the ceding company and are reflected as funds withheld at interest on the Company’s consolidated balance sheets. In the event of a ceding company’s insolvency, the Company would need to assert a claim on the assets supporting its reserve liabilities. However, the risk of loss to the Company is mitigated by its ability to offset amounts it owes the ceding company for claims or allowances with amounts owed to the Company from the ceding company. Interest accrues to these assets at rates defined by the treaty terms and the Company estimates the yield was approximately 9.68%, 6.97% and 6.87% for the years ended December 31, 2013, 2012 and 2011, respectively. Changes in these estimated yields are affected by equity options held in the funds withheld portfolio associated with equity-indexed annuity treaties. The Company is subject to the investment performance on the withheld assets, although it does not directly control them. These assets are primarily fixed maturity investment securities and pose risks similar to the fixed maturity securities the Company owns. To mitigate this risk, the Company helps set the investment guidelines followed by the ceding company and monitors compliance.
Other Invested Assets
Other invested assets include equity securities, limited partnership interests, real estate joint ventures, structured loans, derivative contracts, FVO contractholder-directed unit-linked investments, Federal Home Loan Bank of Des Moines ("FHLB") common stock (included in other), and real estate held-for-investment (included in other). The fair value option was elected for contractholder-directed investments supporting unit-linked variable annuity type liabilities which do not qualify for presentation and reporting as separate accounts. Other invested assets represented approximately 4.1% and 3.5% of the Company’s invested assets as of December 31, 2013 and 2012, respectively. Carrying values of these assets as of December 31, 2013 and 2012 are as follows (dollars in thousands):

	December 31,
	2013	2012
Equity securities	$405,731	$222,700
Limited partnerships and real estate joint ventures	411,456	356,419
Structured loans	223,549	306,497
Derivatives	75,227	168,208
FVO contractholder-directed unit-linked investments	138,892	—
Other	70,105	105,719
Total other invested assets	$1,324,960	$1,159,543

Cash and Investments Transferred to the Company
During the second quarter of 2012, the Company added a large fixed deferred annuity reinsurance transaction in its U.S. and Latin America Asset-Intensive segment. This transaction increased the Company’s invested asset base by approximately $5.4 billion which was reflected on the condensed consolidated balance sheet as of June 30, 2012 as an investment receivable. In satisfaction of this investment receivable, the Company received the following on July 31, 2012 and August 3, 2012 (dollars in thousands):

	Amortized Cost/ Recorded Investment	Estimated Fair Value at Date of Transfer
Fixed maturity securities – available for sale:
Corporate securities	$2,585,095	$2,606,816
Asset-backed securities	137,251	138,918
Commercial mortgage-backed securities	703,313	704,065
U.S. Government and agencies securities	240,952	256,168
State and political subdivision securities	27,297	27,555
Other foreign government, supranational, and foreign government-sponsored enterprises	56,776	55,437
Total fixed maturity securities – available for sale	3,750,684	3,788,959
Mortgage loans on real estate	1,009,454	1,021,661
Short-term investments	101,428	101,338
Cash and cash equivalents	501,593	501,593
Accrued interest	43,739	43,739
Total	$5,406,898	$5,457,290

The securities transferred to the Company related to the transaction are considered a non-cash transaction in the consolidated statement of cash flows.